SHARE-BASED COMPENSATION - Renren Plan - Summary of share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Balance at the beginning of period	5,510,970
Balance at the end of period	2,154,514	5,510,970
Exercisable, at the end of period	1,268,543
Expected to vest, at the end of period	2,154,514
Weighted average exercise price
Balance at the beginning of period	$ 1.92
Balance at the end of period	0.01	$ 1.92
Exercisable, at the end of period	0.01
Expected to vest, at the end of period	0.01
Weighted Average grant date fair value per share
Balance at the beginning of period	3.33
Balance at the end of period	$ 3.20	$ 3.33
Renren Plan
Number of shares
Balance at the beginning of period	139,094,101	141,481,616
Exercised		(2,268,420)
Forfeited		(119,095)
Balance at the end of period		139,094,101	141,481,616
Exercisable, at the end of period		117,561,450
Expected to vest, at the end of period		21,532,651
Weighted average exercise price
Balance at the beginning of period	$ 0.06	$ 0.48
Exercised		0.06
Forfeited		0.16
Balance at the end of period		0.06	$ 0.48
Exercisable, at the end of period		0.06
Expected to vest, at the end of period		0.06
Weighted Average grant date fair value per share
Balance at the beginning of period	$ 0.64	0.64
Granted				$ 0.54
Exercised		0.66
Forfeited		0.15
Balance at the end of period		$ 0.64	$ 0.64
Total unrecognized compensation cost		$ 14,285
Weighted average period for unrecognized compensation cost		3 years 15 days
Renren Plan | Continuing operations
Weighted Average grant date fair value per share
Share-based compensation expense		$ 18,640	$ 23,904	$ 19,420
Renren Plan | Discontinued operations
Weighted Average grant date fair value per share
Share-based compensation expense		$ 0	$ 0	$ 0